STOCK-BASED COMPENSATION - Restricted stock activity (Details) - 2013 Incentive Plan [Member] - shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	2,815,000	1,750,000
Awarded	0	1,065,000
Vested	(1,850,000)	0
Forfeited	0	0
Non Vested, Ending Balance	965,000	2,815,000